Document and Entity Information	18 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Safety Quick Lighting & Fans Corp.
Entity Central Index Key	0001598981
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2014